UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2021

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Emerging Markets Bond ETF (ticker: EMBD)
Global X China Innovation ETF (ticker: KEJI)

Annual Report
November 30, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Emerging Markets Bond ETF	5
Global X China Innovation ETF	23
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	29
Notes to Financial Statements	31
Report of Independent Registered Public Accounting Firm	46
Disclosure of Fund Expenses	48
Approval of Investment Advisory Agreement and Sub-Advisory Agreements	50
Supplemental Information	61
Trustees and Officers of the Trust	62
Notice to Shareholders	64

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (Unaudited)
Global X Emerging Markets Bond ETF

Global X Emerging Markets Bond ETF
The Global X Emerging Markets Bond ETF (“Fund”) is an actively managed fund sub-advised by Mirae Asset Global Investments (USA) LLC (the “Sub-adviser”) that seeks a high level of total return, consisting of both income and capital appreciation, by investing in emerging market debt. The Fund primarily invests in emerging market (“EM”) debt securities denominated in U.S. dollars; however, the Fund may also invest in emerging market debt securities denominated in applicable local foreign currencies. Securities may include fixed-rate and floating-rate debt instruments issued by sovereign, quasi-sovereign, and corporate entities from EM countries.
The Fund uses the JPMorgan EMBI Global Core Index (“Benchmark Index”) as its performance benchmark. The Benchmark Index is a broad, diverse U.S. dollar denominated EM debt benchmark that tracks the total return of actively traded debt instruments in EM countries.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund decreased 1.60%, while the Index decreased 1.71%. The Fund had a net asset value of $27.50 per share on November 30, 2020 and ended the reporting period with a net asset value of $25.73 per share on November 30, 2021.
During the reporting period, the highest returns derived from the Government of Ecuador (0.5%) and Industrias Penoles Sab De Cv (4.75%), which returned 16.45% and 9.58%, respectively. The worst performers included the Government of El Salvador (7.1246%) and the Government of Colombia (4.125%), which returned -28.53% and -25.56%, respectively.
Seeking a high level of total return consisting of both income and capital appreciation, the Fund’s portfolio managers incorporate both top-down macro views, consistent with the views of the Sub-adviser’s Investment Committee, and bottom-up fundamental research to evaluate the investment attractiveness of select countries and companies that are believed to offer superior risk-adjusted returns. The portfolio managers determine country allocation primarily based on economic indicators, industry structure, terms of trade, political environment, and geopolitical issues. Additionally, the portfolio managers conduct relative valuation analysis on sovereign and corporate issues to tactically identify potential opportunities to enhance the Fund’s risk-adjusted returns. The portfolio managers may dynamically adjust the top-down and bottom-up strategies of the Fund to better reflect market developments. During the reporting period, EM debt faced headwinds with rising inflation, recurring bouts of COVID-19 globally, and fears of hawkish Federal Reserve monetary policy that would lead to rising rates. The Fund’s performance was generally in line with the Benchmark Index, but macro conditions led to weaker EM debt performance overall. The Fund positively benefited from exposure to Mexican debt during the reporting period, but Colombian debt detracted from the Fund’s performance.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Emerging Markets Bond ETF	-1.60%	-1.67%	6.65%	6.82%
JPMorgan EMBI Global Core Index	-1.71%	-1.71%	5.21%	5.21%

Management Discussion of Fund Performance (Unaudited)
Global X Emerging Markets Bond ETF

Growth of a 10,000 Investment
(at Net Asset Value)

*The Fund commenced investment operations on June 1, 2020.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.  Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (Unaudited)
Global X China Innovation ETF

Global X China Innovation ETF
The Global X China Innovation ETF (“Fund”) is an actively managed fund sub-advised by Mirae Asset Global Investments (Hong Kong) Limited (the “Sub-adviser”) that seeks to achieve long-term growth of capital, by investing in exchange-listed companies that are economically tied to China and which are relevant to the Fund’s investment theme of disruptive innovation.
From the inception of the Fund to period ended November 30, 2021 (the “reporting period”), the Fund decreased 23.92%, while the MSCI All China Index (the “Index”) decreased 20.92%. The Fund had a net asset value of $25.00 per share on February 22, 2021 and ended the reporting period with a net asset value of $19.02 per share on November 30, 2021.
During the reporting period, the highest returns came from NARI Technology Co., Ltd. Class A and Chinasoft International Ltd. which returned 65.60% and 54.48%, respectively. The worst performers were TAL Education Group and Ping An Healthcare and Technology Company Limited, which returned -94.81% and -76.09%, respectively.
The Fund was adversely affected by a wave of regulatory challenges in China that persisted throughout the reporting period and detracted from the Fund’s performance. In particular, consumer internet companies were subject to anti-monopoly investigations and in some cases were ordered to adjust their business model. Furthermore, towards the end of the reporting period, strict rules on online gaming for minors sent shares in video game companies tumbling. While the e-commerce and video game segments of the Fund suffered, investors found refuge in areas they perceived to be supported by policy, including the electric and autonomous vehicles segment of the Fund. During the reporting period, the Fund saw an average approximate allocation of 23% to Information Technology, 19% to Health Care and 17% to Industrials.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X China Innovation ETF	-23.92%	-24.04%
MSCI All China Index	-20.92%	-20.92%

Management Discussion of Fund Performance (Unaudited)
Global X China Innovation ETF

Growth of a 10,000 Investment
(at Net Asset Value)

*The Fund commenced investment operations on February 22, 2021.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.  Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices above.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

Sector Weightings (Unaudited)†:

57.2% Sovereign Debt
14.7% Energy
8.2% Financials
7.0% Materials
4.5% Utilities
2.1% Government
1.9% Industrials
1.6% Consumer Discretionary
1.4% U.S. Treasury Obligations
0.9% Consumer Staples
0.5% Communication Services

† Sector weightings percentages are based on the total market value of investments.

	Face Amount	Value
SOVEREIGN DEBT — 53.9%
Angola — 0.4%
Angolan Government International Bond
9.500%, 11/12/25	$200,000	$203,832
8.250%, 05/09/28	400,000	375,280
		579,112

Argentina — 1.3%
Argentine Republic Government International Bond
2.500%, 3.500%, 7/9/2022, 07/09/41(A)	1,400,000	430,822
2.000%, 3.875%, 7/9/2022, 01/09/38(A)	2,000,000	662,320
1.125%, 1.500%, 7/9/2022, 07/09/35(A)	2,300,000	647,473
		1,740,615

Azerbaijan — 0.2%
Republic of Azerbaijan International Bond
4.750%, 03/18/24	200,000	211,670

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Bahrain — 0.7%
Bahrain Government International Bond
7.000%, 10/12/28	$200,000	$214,252
7.000%, 01/26/26	200,000	219,490
6.750%, 09/20/29	200,000	212,020
Bahrain Government International Bond MTN
5.250%, 01/25/33	300,000	278,234
		923,996

Brazil — 0.4%
Brazilian Government International Bond
5.625%, 02/21/47	200,000	193,194
3.875%, 06/12/30	200,000	187,932
2.875%, 06/06/25	200,000	200,040
		581,166

Chile — 1.2%
Chile Government International Bond
3.500%, 01/25/50	600,000	619,872
3.240%, 02/06/28	1,000,000	1,052,090
		1,671,962

Colombia — 4.2%
Colombia Government International Bond
5.200%, 05/15/49	1,000,000	932,100
5.000%, 06/15/45	800,000	732,184
4.500%, 01/28/26	200,000	208,484
4.125%, 05/15/51	1,200,000	973,728
4.125%, 02/22/42	600,000	508,746
3.250%, 04/22/32	800,000	714,400
3.125%, 04/15/31	1,400,000	1,256,500
3.000%, 01/30/30	400,000	364,376
		5,690,518

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Dominican Republic — 1.4%
Dominican Republic International Bond
6.850%, 01/27/45	$400,000	$430,004
6.500%, 02/15/48	400,000	412,004
6.000%, 07/19/28	200,000	220,002
5.950%, 01/25/27	400,000	441,004
5.875%, 01/30/60	200,000	186,000
5.500%, 01/27/25	200,000	215,502
		1,904,516

Ecuador — 0.8%
Ecuador Government International Bond
1.000%, 2.500%, 7/31/2022, 07/31/35(A)	600,000	387,000
0.500%, 1.500%, 7/31/2022, 07/31/40(A)	1,200,000	684,000
		1,071,000

Egypt — 3.2%
Egypt Government International Bond
8.875%, 05/29/50	700,000	602,000
8.700%, 03/01/49	800,000	680,400
7.903%, 02/21/48	600,000	481,596
7.625%, 05/29/32(B)	600,000	539,064
7.625%, 05/29/32	200,000	179,688
5.875%, 06/11/25	200,000	199,130
Egypt Government International Bond MTN
7.600%, 03/01/29	400,000	381,000
7.500%, 01/31/27	200,000	200,448
7.053%, 01/15/32	800,000	702,704
5.875%, 02/16/31	400,000	337,800
		4,303,830

El Salvador — 0.1%
El Salvador Government International Bond
7.125%, 01/20/50(B)	200,000	119,002

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ghana — 1.3%
Ghana Government International Bond
8.950%, 03/26/51	$400,000	$307,368
8.627%, 06/16/49	400,000	303,544
8.125%, 03/26/32	200,000	158,104
7.750%, 04/07/29(B)	600,000	486,108
7.750%, 04/07/29	600,000	486,108
		1,741,232

Hungary — 0.9%
Hungary Government International Bond
5.375%, 03/25/24	400,000	436,086
3.125%, 09/21/51	600,000	570,600
2.125%, 09/22/31	200,000	193,500
		1,200,186

India — 0.5%
Export-Import Bank of India
3.875%, 02/01/28	600,000	644,160

Indonesia — 0.9%
Indonesia Government International Bond
3.500%, 01/11/28	600,000	646,920
2.950%, 01/11/23	200,000	204,486
Indonesia Government International Bond MTN
4.750%, 01/08/26	200,000	224,099
Perusahaan Penerbit SBSN Indonesia III
4.350%, 09/10/24	200,000	216,982
		1,292,487

Ivory Coast — 1.0%
Ivory Coast Government International Bond
6.125%, 06/15/33	1,400,000	1,427,328

Jordan — 0.3%
Jordan Government International Bond
5.750%, 01/31/27	400,000	413,000

Kazakhstan — 0.2%
Kazakhstan Government International Bond MTN
5.125%, 07/21/25	200,000	225,260

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/48	$400,000	$393,592
6.875%, 06/24/24	200,000	211,600
		605,192

Kuwait — 0.5%
Kuwait International Government Bond
3.500%, 03/20/27	600,000	652,500

Mexico — 1.4%
Mexico Government International Bond
5.000%, 04/27/51	600,000	667,914
4.750%, 04/27/32	600,000	670,098
3.750%, 01/11/28	400,000	429,120
2.659%, 05/24/31	200,000	193,064
		1,960,196

Morocco — 1.0%
Morocco Government International Bond
4.000%, 12/15/50	1,200,000	1,050,000
3.000%, 12/15/32	200,000	186,050
2.375%, 12/15/27	200,000	193,152
		1,429,202

Nigeria — 2.0%
Nigeria Government International Bond
9.248%, 01/21/49	200,000	196,186
8.747%, 01/21/31	800,000	808,432
7.625%, 11/21/25	600,000	628,734
Nigeria Government International Bond MTN
7.625%, 11/28/47	200,000	171,600
6.500%, 11/28/27	1,000,000	975,200
		2,780,152

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Oman — 3.0%
Oman Government International Bond
7.375%, 10/28/32	$200,000	$223,048
6.750%, 01/17/48	400,000	384,120
6.750%, 10/28/27	800,000	876,080
6.250%, 01/25/31	600,000	628,500
5.625%, 01/17/28	500,000	513,324
5.375%, 03/08/27	400,000	410,701
4.125%, 01/17/23	200,000	202,202
Oman Government International Bond MTN
6.000%, 08/01/29	600,000	623,964
4.875%, 02/01/25	200,000	205,700
		4,067,639

Pakistan — 0.6%
Pakistan Government International Bond
8.250%, 04/15/24	600,000	636,000
6.875%, 12/05/27	200,000	199,000
		835,000

Panama — 1.3%
Panama Government International Bond
4.500%, 05/15/47	200,000	215,928
3.870%, 07/23/60	1,000,000	964,080
3.750%, 03/16/25	600,000	634,110
		1,814,118

Paraguay — 0.5%
Paraguay Government International Bond
5.000%, 04/15/26	200,000	219,300
4.950%, 04/28/31	400,000	440,004
		659,304

Peru — 2.2%
Peruvian Government International Bond
8.750%, 11/21/33	600,000	923,892
5.625%, 11/18/50	200,000	272,594
4.125%, 08/25/27	600,000	656,166
3.550%, 03/10/51	200,000	200,006
2.783%, 01/23/31	1,000,000	990,280
		3,042,938

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Philippines — 1.0%
Philippine Government International Bond
6.375%, 10/23/34	$200,000	$275,083
4.200%, 01/21/24	400,000	425,881
3.700%, 02/02/42	400,000	427,400
3.200%, 07/06/46	200,000	199,026
		1,327,390

Qatar — 4.0%
Qatar Government International Bond
4.817%, 03/14/49	800,000	1,033,024
4.500%, 04/23/28	600,000	686,513
4.400%, 04/16/50	200,000	245,004
4.000%, 03/14/29	400,000	448,702
3.875%, 04/23/23	600,000	625,465
3.750%, 04/16/30	600,000	667,908
3.400%, 04/16/25	1,000,000	1,062,748
3.250%, 06/02/26	600,000	638,911
		5,408,275

Romania — 1.4%
Romanian Government International Bond
5.125%, 06/15/48	400,000	455,000
4.000%, 02/14/51	200,000	194,096
3.000%, 02/14/31	400,000	395,328
Romanian Government International Bond MTN
4.875%, 01/22/24	600,000	639,278
4.375%, 08/22/23	200,000	210,225
		1,893,927

Russia — 1.0%
Russian Foreign Bond - Eurobond
5.250%, 06/23/47	600,000	758,358
5.100%, 03/28/35	200,000	235,750
4.750%, 05/27/26	200,000	219,812
4.250%, 06/23/27	200,000	216,520
		1,430,440

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Saudi Arabia — 1.8%
Saudi Government International Bond
5.250%, 01/16/50	$400,000	$518,416
4.375%, 04/16/29	200,000	228,750
Saudi Government International Bond MTN
4.500%, 04/17/30	400,000	464,000
3.750%, 01/21/55	200,000	209,550
3.250%, 10/26/26	400,000	426,016
2.900%, 10/22/25(B)	200,000	209,692
2.250%, 02/02/33	400,000	386,499
		2,442,923

Senegal — 1.1%
Senegal Government International Bond
6.750%, 03/13/48	800,000	761,160
6.250%, 05/23/33	800,000	801,040
		1,562,200

South Africa — 1.9%
Republic of South Africa Government International Bond
4.850%, 09/30/29	1,000,000	1,006,250
4.850%, 09/27/27	1,000,000	1,035,000
4.300%, 10/12/28	600,000	595,667
		2,636,917

South Korea — 1.8%
Export-Import Bank of Korea
1.335%, VAR ICE LIBOR USD 3 Month + 1.200%, 04/27/23	1,200,000	1,216,168
Korea Development Bank
0.299%, VAR United States Secured Overnight Financing Rate + 0.250%, 03/09/24	200,000	199,494
Korea Development Bank MTN
0.510%, VAR ICE LIBOR USD 3 Month + 0.350%, 02/18/23	1,000,000	1,001,711
		2,417,373

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Sri Lanka — 0.4%
Sri Lanka Government International Bond
7.550%, 03/28/30	$400,000	$218,752
6.750%, 04/18/28	600,000	328,002
		546,754

Turkey — 2.2%
Turkey Government International Bond
7.250%, 12/23/23	200,000	207,274
6.625%, 02/17/45	400,000	350,296
6.125%, 10/24/28	200,000	189,500
5.600%, 11/14/24	400,000	393,000
5.250%, 03/13/30	600,000	526,577
5.125%, 02/17/28	800,000	728,000
4.750%, 01/26/26	400,000	374,174
3.250%, 03/23/23	200,000	196,940
		2,965,761

Ukraine — 2.0%
Ukraine Government International Bond
7.750%, 09/01/26	400,000	400,504
7.750%, 09/01/24	400,000	400,752
7.750%, 09/01/23	200,000	201,606
7.375%, 09/25/32	1,000,000	942,100
7.253%, 03/15/33	800,000	745,200
		2,690,162

United Arab Emirates — 2.4%
Abu Dhabi Government International Bond
3.125%, 10/11/27	800,000	857,344
3.125%, 09/30/49	200,000	203,000
Abu Dhabi Government International Bond MTN
2.500%, 04/16/25	1,200,000	1,244,669
Finance Department Government of Sharjah MTN
4.375%, 03/10/51	1,000,000	942,500
		3,247,513

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Uruguay — 0.5%
Uruguay Government International Bond
4.375%, 10/27/27	$400,000	$448,772
4.375%, 01/23/31	200,000	229,432
		678,204

Vietnam — 0.5%
Vietnam Government International Bond
4.800%, 11/19/24	600,000	655,026

TOTAL SOVEREIGN DEBT
(Cost $77,061,732)		73,490,146

CORPORATE OBLIGATIONS — 39.0%
Azerbaijan — 0.8%
Energy — 0.8%
Southern Gas Corridor CJSC
6.875%, 03/24/26	1,000,000	1,151,102

Bahrain — 0.5%
Government — 0.5%
CBB International Sukuk Programme WLL
6.250%, 11/14/24	600,000	644,100

Brazil — 1.6%
Consumer Discretionary — 1.2%
B2W Digital Lux Sarl
4.375%, 12/20/30	1,000,000	897,265
Iochpe-Maxion Austria GmbH
5.000%, 05/07/28	400,000	373,800
JSM Global Sarl
4.750%, 10/20/30	400,000	367,004
		1,638,069

Energy — 0.1%
Petrobras Global Finance BV
6.750%, 06/03/50	200,000	204,500

Materials — 0.3%
Klabin Finance
4.875%, 09/19/27	400,000	423,000

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Chile — 2.1%
Energy — 0.3%
Empresa Nacional del Petroleo
4.500%, 09/14/47	$400,000	$390,504

Financials — 0.4%
Banco del Estado de Chile MTN
3.875%, 02/08/22	600,000	603,072

Materials — 1.4%
Nacional del Cobre de Chile
3.625%, 08/01/27	800,000	846,744
3.000%, 09/30/29	1,000,000	1,008,575
		1,855,319

China — 0.5%
Communication Services — 0.5%
Prosus
3.832%, 02/08/51	800,000	724,660

Colombia — 2.7%
Energy — 1.0%
Ecopetrol
5.875%, 05/28/45	1,500,000	1,398,750

Financials — 1.4%
Banco de Bogota
4.375%, 08/03/27	400,000	409,600
Grupo de Inversiones Suramericana
5.500%, 04/29/26	1,400,000	1,491,000
		1,900,600

Utilities — 0.3%
Promigas ESP
3.750%, 10/16/29	400,000	387,548

India — 0.9%
Energy — 0.3%
BPRL International Singapore Pte MTN
4.375%, 01/18/27	400,000	421,968

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — 0.2%
India Toll Roads MTN
5.500%, 08/19/24	$250,000	$251,250

Utilities — 0.4%
Adani Renewable Energy RJ MTN
4.625%, 10/15/39	558,750	559,448

Indonesia — 2.2%
Energy — 0.2%
Pertamina Persero MTN
6.450%, 05/30/44	200,000	262,706

Materials — 2.0%
Indonesia Asahan Aluminium Persero
6.530%, 11/15/28	1,000,000	1,195,520
5.450%, 05/15/30	1,000,000	1,136,100
4.750%, 05/15/25	400,000	425,748
		2,757,368

Kazakhstan — 1.4%
Energy — 1.4%
KazMunayGas National JSC
5.375%, 04/24/30	200,000	229,203
4.750%, 04/19/27	200,000	219,182
Tengizchevroil Finance International
4.000%, 08/15/26	400,000	424,000
3.250%, 08/15/30	1,000,000	985,480
		1,857,865

Kuwait — 0.5%
Financials — 0.5%
Kuwait Projects SPC
4.229%, 10/29/26	800,000	752,640

Malaysia — 1.3%
Energy — 1.3%
Petronas Capital MTN
4.550%, 04/21/50	200,000	250,415
3.500%, 03/18/25	200,000	212,857
3.500%, 04/21/30	600,000	651,013

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — continued
Petronas Energy Canada MTN
2.112%, 03/23/28	$600,000	$601,257
		1,715,542

Mexico — 5.5%
Consumer Discretionary — 0.3%
Nemak
3.625%, 06/28/31	400,000	379,500

Consumer Staples — 0.5%
Grupo Bimbo
4.700%, 11/10/47	600,000	730,974

Energy — 4.2%
Petroleos Mexicanos
7.690%, 01/23/50	800,000	719,120
6.875%, 10/16/25	200,000	213,380
6.840%, 01/23/30	400,000	400,160
6.500%, 01/23/29	800,000	795,716
6.500%, 03/13/27	600,000	615,240
6.490%, 01/23/27	600,000	615,300
6.350%, 02/12/48	600,000	472,740
5.950%, 01/28/31	1,400,000	1,311,800
Petroleos Mexicanos MTN
6.875%, 08/04/26	600,000	636,342
		5,779,798

Industrials — 0.1%
Mexico City Airport Trust
3.875%, 04/30/28	200,000	205,750

Utilities — 0.4%
Comision Federal de Electricidad
3.875%, 07/26/33	600,000	572,250

Morocco — 1.4%
Materials — 1.4%
OCP
6.875%, 04/25/44	800,000	932,000
5.125%, 06/23/51	1,000,000	941,290
		1,873,290

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Panama — 0.9%
Industrials — 0.9%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/61	$1,200,000	$1,251,012

Peru — 4.6%
Consumer Staples — 0.3%
InRetail Consumer
3.250%, 03/22/28	400,000	391,376

Energy — 2.2%
Petroleos del Peru
5.625%, 06/19/47	1,600,000	1,562,000
4.750%, 06/19/32	600,000	613,020
Transportadora de Gas del Peru
4.250%, 04/30/28	800,000	840,008
		3,015,028

Financials — 0.6%
Intercorp Peru
3.875%, 08/15/29	800,000	771,484

Utilities — 1.5%
Consorcio Transmantaro
4.700%, 04/16/34	800,000	878,636
Kallpa Generacion
4.125%, 08/16/27	1,200,000	1,242,012
		2,120,648

Qatar — 0.8%
Financials — 0.8%
QNB Finance MTN
1.276%, VAR United States Secured Overnight Financing Rate + 1.225%, 02/12/22	200,000	200,000
1.132%, VAR ICE LIBOR USD 3 Month + 1.000%, 05/02/22	850,000	851,063
		1,051,063

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Saudi Arabia — 2.5%
Energy — 2.0%
Saudi Arabian Oil
3.250%, 11/24/50	$200,000	$191,500
1.625%, 11/24/25	400,000	396,673
Saudi Arabian Oil MTN
4.250%, 04/16/39	200,000	223,955
3.500%, 04/16/29	800,000	850,158
2.875%, 04/16/24	800,000	827,163
2.750%, 04/16/22	200,000	201,562
		2,691,011

Utilities — 0.5%
Acwa Power Management And Investments One
5.950%, 12/15/39	599,358	712,138

South Africa — 1.9%
Materials — 0.8%
Sasol Financing USA
6.500%, 09/27/28	600,000	641,400
5.500%, 03/18/31	400,000	392,040
		1,033,440

Utilities — 1.1%
Eskom Holdings SOC MTN
6.350%, 08/10/28	1,400,000	1,473,500

Supranational — 0.3%
Government — 0.3%
Africa Finance
2.875%, 04/28/28	400,000	393,200

Tanzania — 0.3%
Materials — 0.3%
AngloGold Ashanti Holdings
3.375%, 11/01/28	400,000	393,146

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Thailand — 0.5%
Materials — 0.5%
GC Treasury Center MTN
4.300%, 03/18/51	$200,000	$224,127
2.980%, 03/18/31	400,000	406,416
		630,543

United Arab Emirates — 3.7%
Financials — 1.9%
First Abu Dhabi Bank PJSC MTN
1.024%, VAR ICE LIBOR USD 3 Month + 0.900%, 07/08/24	600,000	602,928
0.994%, VAR ICE LIBOR USD 3 Month + 0.850%, 08/08/23	1,800,000	1,805,450
MDGH - GMTN BV MTN
2.500%, 05/21/26	200,000	205,500
		2,613,878

Government — 1.2%
Sharjah Sukuk Program
3.234%, 10/23/29	400,000	404,495
2.942%, 06/10/27	600,000	603,000
Sharjah Sukuk Program MTN
3.854%, 04/03/26	600,000	635,298
		1,642,793

Industrials — 0.6%
DP World Crescent
3.908%, 05/31/23	200,000	206,400
DP World Crescent MTN
4.848%, 09/26/28	400,000	447,566
DP World MTN
6.850%, 07/02/37	100,000	131,120
		785,086

United States — 2.1%
Financials — 2.1%
Goldman Sachs Group
0.914%, VAR ICE LIBOR USD 3 Month + 0.750%, 02/23/23	1,000,000	1,004,340

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
Morgan Stanley MTN
1.524%, VAR ICE LIBOR USD 3 Month + 1.400%, 10/24/23	$1,000,000	$1,011,032
1.364%, VAR ICE LIBOR USD 3 Month + 1.220%, 05/08/24	800,000	810,922
		2,826,294

TOTAL CORPORATE OBLIGATIONS
(Cost $53,961,006)		53,237,213

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes
0.375%, 11/30/25	400,000	389,344
0.125%, 02/28/23	1,400,000	1,396,773
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,798,852)		1,786,117
TOTAL INVESTMENTS — 94.2%
(Cost $132,821,590)		$128,513,476

Percentages are based on Net Assets of $136,391,015.
(A)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions.  On November 30, 2021, the value of these securities amounted to $1,353,866, representing 1.0% of the Net Assets of the Fund.

CJSC —  Closed Joint Stock Company
GMTN — Global Medium Term Note
ICE —  Intercontinental Exchange
JSC — Joint Stock Company
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
PJSC — Public Joint Stock Company
SOC —  State Owned Company
SPC —  Special Purpose Company

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Emerging Markets Bond ETF

USD — U.S. Dollar
VAR – Variable Rate

As of November 30, 2021, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there were no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X China Innovation ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 91.0%
CHINA — 88.8%
Communication Services — 9.7%
Bilibili ADR *	1,240	$81,853
NetEase	1,800	38,928
Tencent Holdings	4,200	247,501
		368,282

Consumer Discretionary — 13.7%
Alibaba Group Holding *	9,400	153,494
BYD, Cl H	3,000	117,909
Fuyao Glass Industry Group, Cl H	10,800	59,501
Meituan, Cl B *	3,000	91,587
NavInfo, Cl A *	26,200	64,012
NIO ADR *	843	32,987
		519,490

Consumer Staples — 1.6%
Tongwei, Cl A	8,700	61,285

Financials — 3.1%
East Money Information, Cl A	17,100	92,890
Lufax Holding ADR *	4,247	27,096
		119,986

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 15.4%
Hangzhou Tigermed Consulting, Cl A	2,200	$47,361
Innovent Biologics *	12,500	111,197
Jiangsu Hengrui Medicine, Cl A	7,460	58,692
Ping An Healthcare and Technology *	24,000	90,509
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,500	84,312
WuXi AppTec, Cl H	5,020	111,851
Wuxi Biologics Cayman *	6,000	81,736
		585,658

Industrials — 21.4%
Contemporary Amperex Technology, Cl A	1,100	117,299
Estun Automation, Cl A	9,100	39,258
Eve Energy, Cl A	3,700	84,852
Guangzhou KDT Machinery, Cl A	15,400	77,763
Han’s Laser Technology Industry Group, Cl A	14,900	105,497
Ming Yang Smart Energy Group, Cl A	5,800	28,987
NARI Technology, Cl A	18,000	116,888
Riyue Heavy Industry, Cl A	6,570	37,513
SF Holding, Cl A	8,400	80,656
Shenzhen Inovance Technology, Cl A	4,400	45,264
Zhuzhou CRRC Times Electric, Cl H	3,500	23,076
ZTO Express Cayman ADR	1,853	58,573
		815,626

Information Technology — 23.9%
GDS Holdings ADR *	724	40,573
GoerTek, Cl A	10,200	83,304
Hua Hong Semiconductor *	24,000	160,701
Iflytek	8,500	71,979
LONGi Green Energy Technology, Cl A	9,140	125,300
Luxshare Precision Industry, Cl A	11,800	73,370
Sangfor Technologies, Cl A	1,700	52,305
Will Semiconductor Shanghai, Cl A	1,400	59,799

 The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Wuxi Lead Intelligent Equipment, Cl A	8,080	$100,442
Xiaomi, Cl B *	23,200	57,376
Xinyi Solar Holdings	46,000	84,378
		909,527

TOTAL CHINA		3,379,854
HONG KONG — 2.2%
Health Care — 2.2%
Sino Biopharmaceutical	113,000	82,476

TOTAL COMMON STOCK
(Cost $3,845,209)		3,462,330
TOTAL INVESTMENTS — 91.0%
(Cost $3,845,209)		$3,462,330

Percentages are based on Net Assets of $3,804,443.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended November 30, 2021, there were no transfers in or out of Level 3.

 The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X Emerging Markets Bond ETF	Global X China Innovation ETF
Assets:
Cost of Investments	$132,821,590	$3,845,209
Cost of Foreign Currency	—	12,493
Investments, at Value	$128,513,476	$3,462,330
Cash	7,924,605	318,678
Foreign Currency, at Value	—	12,514
Dividend and Interest Receivable	1,429,541	487
Receivable for Investment Securities Sold	1,075,072	12,816
Total Assets	138,942,694	3,806,825
Liabilities:
Payable for Investment Securities Purchased	2,508,196	—
Payable due to Investment Adviser	43,483	2,382
Total Liabilities	2,551,679	2,382
Net Assets	$136,391,015	$3,804,443
Net Assets Consist of:
Paid-in Capital	$139,526,597	$4,792,212
Total Distributable Loss	(3,135,582)	(987,769)
Net Assets	$136,391,015	$3,804,443
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,300,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$25.73	$19.02

 The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2021

	Global X Emerging Markets Bond ETF	Global X China Innovation ETF(1)
Investment Income:
Dividend Income	$—	$14,701
Interest Income	4,098,692	—
Less: Foreign Taxes Withheld	(29,199)	(1,051)
Total Investment Income	4,069,493	13,650
Supervision and Administration Fees(2)	421,953	22,882
Custodian Fees(3)	12	—
Total Expenses	421,965	22,882
Net Investment Income (Loss)	3,647,528	(9,232)
Net Realized Gain (Loss) on:
Investments(4)	2,204,874	(619,363)
Foreign Currency Transactions	—	(2,798)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,204,874	(622,161)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,982,777)	(382,879)
Foreign Currency Translations	—	21
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(7,982,777)	(382,858)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(5,777,903)	(1,005,019)
Net Decrease in Net Assets Resulting from Operations	$(2,130,375)	$(1,014,251)

(1)	The Fund commenced operations on February 22, 2021.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

 The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Bond ETF		Global X China Innovation ETF
	Year Ended November 30, 2021	Period Ended November 30, 2020(1)	Period Ended November 30, 2021(2)
Operations:
Net Investment Income (Loss)	$3,647,528	$1,102,970	$(9,232)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(3)	2,204,874	822,777	(622,161)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(7,982,777)	3,674,663	(382,858)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,130,375)	5,600,410	(1,014,251)
Distributions	(4,845,615)	(1,097,040)	—
Capital Share Transactions:
Issued	82,995,668	64,235,133	4,818,694
Redeemed	(8,367,166)	—	—
Increase in Net Assets from Capital Share Transactions	74,628,502	64,235,133	4,818,694
Total Increase in Net Assets	67,652,512	68,738,503	3,804,443
Net Assets:
Beginning of Year/Period	68,738,503	—	—
End of Year/Period	$136,391,015	$68,738,503	$3,804,443
Share Transactions:
Issued	3,100,000	2,500,000	200,000
Redeemed	(300,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	2,800,000	2,500,000	200,000

(1)	The Fund commenced operations on June 1, 2020.
(2)	The Fund commenced operations on February 22, 2021.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

 The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets Bond ETF
2021	27.50	0.90	(1.30)	(0.40)	(0.99)	(0.38)	—
2020(1)	25.00	0.49	2.47	2.96	(0.46)	—	—
Global X China Innovation ETF
2021(2)	25.00	(0.05)	(5.93)	(5.98)	—	—	—

 The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(1.37)	25.73	(1.60)	136,391	0.39		3.37		70.51
(0.46)	27.50	11.91	68,739	0.39	†	3.72	†	38.12

—	19.02	(23.92)	3,804	0.75	†	(0.30	)†	84.85

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 1, 2020.
(2)	The Fund commenced operations on February 22, 2021.

 The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
November 30, 2021

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of November 30, 2021, the Trust had one hundred and two portfolios, eighty-nine of which were operational. The financial statements herein and the related notes pertain to the Global X Emerging Markets Bond ETF and the Global X China Innovation ETF (the “Funds”). The Funds have elected non-diversified status under the 1940 Act.
The Global X China Innovation ETF commenced operations on February 22, 2021. Prior to April 1, 2021, the Global X China Innovation ETF was named the Global X China Disruption ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between a Fund’s security the time of the security’s last close and the time that the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2021, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
For the year ended November 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at November 30, 2021. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e.,

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, and regulations and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.
As of and during the year ended November 30, 2021, the Funds did not have a liability for any unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.
CASH OVERDRAFT CHARGES – Per the terms of the agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares (100,000 for Global X Emerging Markets Bonds ETF and 10,000 for Global X China Innovation ETF), referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at November 30, 2021	Redemption Fee
Global X Emerging Markets Bond ETF	100,000	$500	$2,573,000	$500
Global X China Innovation ETF	10,000	900	190,200	900

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), the Funds pay a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (continued)
November 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
The following table discloses the rate of supervision and administration fees paid by the Funds pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Emerging Markets Bond ETF	0.39%
Global X China Innovation ETF	0.75%

Sub-Adviser - Global X Emerging Markets Bond ETF:
The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (USA) LLC (the “Mirae USA Sub-Adviser”), an affiliate of the Adviser, under which the Adviser pays the Mirae USA Sub-Adviser for management and operational services it provides to the Global X Emerging Markets Bond ETF. The Mirae USA Sub-Adviser, subject to the supervision and oversight of the Trust’s Board and the Adviser, is responsible for the management of the Global X Emerging Markets Bond ETF, and has discretion to buy or sell securities in accordance with the Global X Emerging Markets Bond ETF’s investment objective.
The Adviser may from time to time share certain of its profits with, or allocate other resources to, the Mirae USA Sub-Adviser. Any such payments by the Adviser to the Mirae USA Sub-Adviser will be from the Adviser’s own resources.
Sub-Adviser - Global X China Innovation ETF:
The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (Hong Kong) Limited (the “Mirae HK Sub-Adviser” and, together with the Mirae USA Sub-Adviser, the “Sub-Advisers” and, each, a “Sub-Adviser”), an affiliate of the Adviser, under which the Adviser pays the Mirae HK Sub-Adviser for management and operational services it provides to the Global X China Innovation ETF. The Mirae HK Sub-Adviser, subject to the supervision and oversight of the Trust’s Board of Trustees and the Adviser, is responsible for the management of the Global X China Innovation ETF, and has discretion to buy or sell securities in accordance with the Global X China Innovation ETF’s investment objective. The Adviser may from time to time share certain of its profits with, or allocate other resources to, the Mirae HK Sub-Adviser. Any such payments by the Adviser to the Mirae HK Sub-Adviser will be from the Adviser’s own resources.
The Adviser pays each Sub-Adviser a fee (“Sub-Adviser Management Fee”) in return for providing management and operational services to each respective Fund. The

Notes to Financial Statements (continued)
November 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Adviser will pay a monthly Sub-Adviser Management Fee to the respective Sub-Adviser at the annual rate set forth below:
Global X Emerging Markets Bond ETF:
●	0.14% on assets for any day that total assets are greater than or equal to $50 million.

●	0.00% on assets for any day that total assets are less than $50 million.

Global X China Innovation ETF:
●	0.32% on all assets

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and

Notes to Financial Statements (continued)
November 30, 2021

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds.
As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the year ended November 30, 2021, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:
2021	Purchases	Sales and Maturities
Global X Emerging Markets Bond ETF	$64,391,135	$68,949,590
Global X China Innovation ETF	7,427,261	2,962,758

For the year ended November 30, 2021, in-kind transactions associated with creations and redemptions were:
2021	Purchases	Sales and Maturities	Realized Gain
Global X Emerging Markets Bond ETF	$78,302,339	$7,890,506	$622,962
Global X China Innovation ETF	−	−	−

For the period ended November 30, 2020, in-kind transactions associated with creations and redemptions were:
2020	Purchases	Sales and Maturities		Realized Gain
Global X Emerging Markets Bond ETF	$58,670,918	$	−	$	−

For the year ended November 30, 2021, the Global X Emerging Markets Bond ETF had purchases and sales of long-term U.S. Government securities of $2,958,984 and $1,917,633, respectively.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.
The permanent differences primarily consist of foreign currency and reclassification of distributions. The permanent differences that are credited or charged to Paid In Capital and distributable earnings are primarily related to redemptions in kind and net operating losses and have been reclassified to/from the following accounts during the fiscal year ended November 30, 2021:
Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Emerging Markets Bond ETF	$662,962	$(662,962)
Global X China Innovation ETF	(26,482)	26,482

The tax character of dividends and distributions declared during the year or period ended November 30, 2021 and November 30, 2020 was as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets Bond ETF
2021	$4,845,615	$–	$–	$4,845,615
2020	1,097,040	–	–	1,097,040
Global X China Innovation ETF
2021	$–	$–	$–	$–

As of November 30, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X Emerging Markets Bond ETF	Global X China Innovation ETF
Undistributed Ordinary Income	$1,276,756	$–
Undistributed Long-Term Capital Gain	66,383	–
Post October Losses	(38,474)	–
Capital Loss Carryforwards	–	(493,183)
Unrealized Depreciation on Investments and Foreign Currency	(4,440,247)	(485,185)
Late Year Loss Deferral	–	(9,400)
Other Temporary Differences	–	(1)
Total Accumulated Losses	$(3,135,582)	$(987,769)

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2021 was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Emerging Markets Bond ETF	$132,953,723	$640,520	$(5,080,767)	$(4,440,247)
Global X China Innovation ETF	3,947,536	294,955	(780,140)	(485,185)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales.
Qualified late year ordinary (including currency and specified gain/loss items) and Post-October capital losses represent losses realized from January 1, 2021 through November 30, 2021 and November 1, 2021 through November 30, 2021, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.
For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X China Innovation ETF	$493,183	$–	$493,183

6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.
In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Notes to Financial Statements (continued)
November 30, 2021

6. CONCENTRATION OF RISKS (continued)
Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal remedies.
Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure

Notes to Financial Statements (continued)
November 30, 2021

6. CONCENTRATION OF RISKS (continued)
for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
On June 3, 2021, President Biden expanded upon the previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies” or “CCMCs” or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s Executive Order retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse (the “Executive Order”).
Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly traded securities, as well as securities derivative of, or designed to provide investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons will be required to divest of targeted securities of entities listed in the Appendix to the Executive Order by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities).
The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will drive designations going forward.
These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.
Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5,

Notes to Financial Statements (continued)
November 30, 2021

6. CONCENTRATION OF RISKS (continued)
2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.
A more complete description of risks is included in the Funds’ Prospectus and Statement of Additional Information.
7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Notes to Financial Statements (continued)
November 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2021, the Funds had no securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts.
Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices, Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with the adoption of Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with Rule 2a-5 and the other requirements by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.
10. SUBSEQUENT EVENTS
On September 7, 2021, the Custodian announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”).

Notes to Financial Statements (concluded)
November 30, 2021

10. SUBSEQUENT EVENTS (continued)
Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.
The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X Emerging Markets Bond ETF and Global X China Innovation ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Emerging Markets Bond ETF and Global X China Innovation ETF (two of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2021, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X Emerging Markets Bond ETF (1)	Global X China Innovation ETF (2)
(1)
Statement of operations for the year ended November 30, 2021, and statements of changes in net assets for the year ended November 30, 2021 and the period June 1, 2020 (commencement of operations) through November 30, 2020.

(2)	Statement of operations and statement of changes in net assets for the period February 22, 2021 (commencement of operations) through November 30, 2021.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made

Report of Independent Registered Public Accounting Firm

by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 27, 2022
We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2021 to November 30, 2021).
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Emerging Markets Bond ETF
Actual Fund Return	$1,000.00	$978.89	0.39%	$1.93
Hypothetical 5% Return	1,000.00	1,023.11	0.39	1.98

Global X China Innovation ETF
Actual Fund Return	$1,000.00	$903.13	0.75%	$3.58
Hypothetical 5% Return	1,000.00	1,021.31	0.75	3.80

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Trust held via videoconference November 12, 20211, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); (ii) the Supervision and Administration Agreements between the Trust (“Renewal Supervision and Administration Agreements”), on behalf of each Renewal Fund, and Global X Management; (iii) the Sub-Advisory Agreement between Global X Management on behalf of the Global X China Innovation ETF (the “China Innovation Fund”) and Mirae Asset Global Investments (HK) Limited (“Mirae Hong Kong”)(the “Mirae Hong Kong Renewal Sub-Advisory Agreement”); and (iv) the Sub-Advisory Agreement between Global X Management on behalf of the Global X Emerging Markets Bond ETF (the “Emerging Markets Bond Fund”) and Mirae Asset Global Investments (USA) LLC (“Mirae USA”)(the “Mirae USA Renewal Sub-Advisory Agreement”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreements are referred to herein as the “Renewal Agreements.”
In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management, Mirae Hong Kong and Mirae USA in connection with the Board’s consideration of the Renewal Agreements, Mirae Hong Kong Renewal Sub-Advisory Agreement and Mirae USA Renewal Sub-Advisory Agreement, and received and reviewed written responses from Global X Management, Mirae Hong Kong and Mirae USA as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, Mirae Hong Kong Renewal Sub-Advisory Agreement and Mirae USA Renewal Sub-Advisory Agreement, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

1
This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
- the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
- Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
- Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;
- the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and
- the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Comparison of Fees and Services
With respect to this factor, the Board considered:
- comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;
- the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and
- that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.
Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
- the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

- the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and
- that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.
Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.
MIRAE HONG KONG RENEWAL SUB-ADVISORY AGREEMENT
In determining to approve the continuation of the Mirae Hong Kong Renewal Sub-Advisory Agreement, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent, and Quality of Services
With respect to this factor, the Board considered:
- the terms of the Sub-Advisory Agreement and the range of services that would continue to be provided to the China Innovation Fund by Mirae Hong Kong in accordance with the Sub-Advisory Agreement;

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

- Mirae Hong Kong’s key personnel and the co-portfolio managers who would continue to provide investment advisory services to the China Innovation Fund;
- Mirae Hong Kong’s responsibilities under the Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of the China Innovation Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of the China Innovation Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for the China Innovation Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and the China Innovation Fund by providing certain operational services to the Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for the China Innovation Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;
- the nature, extent and quality of the services (including advisory and compliance services) to be provided by Mirae Hong Kong or made available to the China Innovation Fund, and the adequacy of Mirae Hong Kong’s personnel and resources that would continue to be made available to the Fund; and
- the quality of Mirae Hong Kong’s resources and personnel that would continue to be made available to the China Innovation Fund, including Mirae Hong Kong’s experience and the professional qualifications of Mirae Hong Kong’s key personnel.
Performance
The Board considered the performance of the Fund to the extent that such information was available and/or deemed meaningful. They examined the performance of the Fund for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Fund relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of underperformance and over-performance with respect to the comparator funds.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Cost of Services and Profitability
The Board considered Mirae Hong Kong’s cost to provide investment management services and related services to the China Innovation Fund. In this regard, the Board considered the sub-advisory fee paid to Mirae Hong Kong (from the Management Fee borne by the China Innovation Fund under the Investment Management Agreement) for the various investment advisory services that the China Innovation Fund requires.
In addition, the Board considered the expected profitability to Mirae Hong Kong from all services provided or expected to be provided to the China Innovation Fund by the Sub-Adviser and all aspects of Mirae Hong Kong’s relationship with the China Innovation Fund.
To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with financial information regarding the services to be provided to the China Innovation Fund and discussed with the Board its expected profitability with respect to the Fund.
Comparison of Fees and Services
With respect to this factor, the Board considered:
- comparative information with respect to the sub-advisory fee paid to Mirae Hong Kong by Global X Management (from the Management Fee paid to the Adviser by the China Innovation Fund). To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with comparative expense data for the China Innovation Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds
- the structure of the sub-advisory fee and the total expense ratio for the China Innovation Fund.
Economies of Scale
With respect to this factor, the Board considered:
- the extent to which economies of scale would be realized as the China Innovation Fund grows and whether the sub-advisory fee for the China Innovation Fund reflected these economies of scale, and noted that Mirae Hong Kong represented that it does not expect to experience any economies of scale by providing continued sub-advisory services to the Fund, based on the anticipated size of the Fund during at least the Fund’s first few years; and
- the significant investment of time, personnel and other resources that Mirae Hong Kong has made and intends to continue to make in the China Innovation Fund to seek to assure that the Fund is attractive to investors.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

Other Benefits
In considering the Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by Mirae Hong Kong because of its relationship with the China Innovation Fund.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Mirae Hong Kong Renewal Sub-Advisory Agreement was fair and reasonable and in the best interest of the China Innovation Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.
MIRAE USA RENEWAL SUB-ADVISORY AGREEMENT
In determining to approve the continuation of the Mirae USA Renewal Sub-Advisory Agreement, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent, and Quality of Services
With respect to this factor, the Board considered:
- the terms of the Sub-Advisory Agreement and the range of services that would continue to be provided to the Emerging Markets Bond Fund by Mirae USA in accordance with the Sub-Advisory Agreement;
- the key personnel and the co-portfolio managers of Mirae USA who would continue to provide investment advisory services to the Emerging Markets Bond Fund;
- the responsibilities of Mirae USA under the Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of the Emerging Markets Bond Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of the Emerging Markets Bond Fund may be invested in

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for the Emerging Markets Bond Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and the Emerging Markets Bond Fund by providing certain operational services to the Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for the Emerging Markets Bond Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;
- the nature, extent and quality of the services (including advisory and compliance services) to be provided by Mirae USA or made available to the Emerging Markets Bond Fund, and the adequacy of the personnel and resources of Mirae USA that would continue to be made available to the Fund; and
- the quality of Mirae USA resources and personnel that would continue to be made available to the Emerging Markets Bond Fund, including the experience and the professional qualifications of Mirae USA key personnel.
Performance
The Board considered the performance of the Fund to the extent that such information was available and/or deemed meaningful. They examined the performance of the Fund for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Fund relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of underperformance and over-performance with respect to the comparator funds.
Cost of Services and Profitability
The Board considered the cost to Mirae USA to provide investment management services and related services to the Emerging Markets Bond Fund. In this regard, the Board considered the sub-advisory fee paid to Mirae USA (from the Management Fee borne by the Emerging Markets Bond Fund under the Investment Management Agreement) for the various investment advisory services that the Emerging Markets Bond Fund requires.
In addition, the Board considered the expected profitability to Mirae USA from all services provided or expected to be provided to the Emerging Markets Bond Fund by the Sub-Adviser and all aspects of the relationship of Mirae USA with the Emerging Markets Bond Fund.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

To assist the Trustees in these considerations, Mirae USA provided the Board with financial information regarding the services to be provided to the Emerging Markets Bond Fund and discussed with the Board its expected profitability with respect to the Fund.
Comparison of Fees and Services
With respect to this factor, the Board considered:
- comparative information with respect to the sub-advisory fee paid to Mirae USA by Global X Management (from the Management Fee paid to the Adviser by the Emerging Markets Bond Fund). To assist the Trustees in these considerations, Mirae USA provided the Board with comparative expense data for the Emerging Markets Bond Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds
- the structure of the sub-advisory fee and the total expense ratio for the Emerging Markets Bond Fund.
Economies of Scale
With respect to this factor, the Board considered:
- the extent to which economies of scale would be realized as the Emerging Markets Bond Fund grows and whether the sub-advisory fee for the Emerging Markets Bond Fund reflected these economies of scale, and noted that Mirae USA represented that it does not expect to experience any economies of scale by providing continued sub-advisory services to the Fund, based on the anticipated size of the Fund during at least the Fund’s first few years; and
- the significant investment of time, personnel and other resources that Mirae USA has made and intends to continue to make in the Emerging Markets Bond Fund to seek to assure that the Fund is attractive to investors.
Other Benefits
In considering the Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by Mirae USA because of its relationship with the Emerging Markets Bond Fund.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Mirae USA Renewal Sub-Advisory Agreement was fair and reasonable and in the best interest of the Emerging Markets Bond Fund.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of Funds in the Trust overseen by each Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	102[2]	Trustee of OSI ETF Trust (since 2016).
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 9/30/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	102[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 605 Third Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	102[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017).

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	102[2]	None.
John Belanger 605 Third Avenue, 43rd Floor New York, NY 10158 (1982)	Chief Operating Officer and Chief Financial Officer (since 12/2020)
Chief Operating Officer and Head of Portfolio Management & Portfolio Administration, GXMC (since 12/2020); Portfolio Manager (since 12/2020); Secretary of the Trust (3/2020-9/2020); Head of Product Management, GXMC (since 1/2020); Consultant to GXMC (9/2018-12/2019); Chief Operating Officer, Rex Shares, LLC (2014-2018).
			N/A	N/A.
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A.
Eric Griffith[3] One Freedom Valley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A.
Joe Costello 605 Third Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	N/A
Ronnie Riven 605 Third Avenue, 43rd Floor New York, NY 10158 (1984)	Treasurer and Principal Accounting Officer (since 12/2020)	Director of Finance, GXMC (since 2018); Director of Accounting and Finance at Barclays Center (2016-2018); Manager of External Reporting at National Grid (2013-2015).	N/A	N/A
Eric Olsen[3] One FreedomValley Drive Oaks, PA 19456 (1970)	Assistant Treasurer (since 5/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); formerly, Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021).	N/A	N/A

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of November 30, 2021, the Trust had one hundred and two investment portfolios, eighty-nine of which were operational.
[3]	This officer of the Trust also serves as an officer of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2021 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2021, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)
Global X Emerging Markets Bond ETF	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%
Global X China Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Funds to designate the maximum amount permitted by law.

Notice to Shareholders (unaudited)

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Emerging Markets Bond ETF	0.10%	69.38%	100.00%	0.00%	0.00%
Global X China Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%

(3)
“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend’’ and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV

Notes

Notes

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
 1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd Floor
New York, NY 10158

Sub-Adviser - Global X Emerging Markets Bond ETF:
Mirae Asset Global Investments (USA) LLC
625 Madison Avenue, 3rd Floor
New York, NY 10022

Sub-Adviser - Global X China Innovation ETF:
Mirae Asset Global Investments (Hong Kong) Limited
Level 15, Three Pacific Place
1 Queen’s Road East
Hong Kong

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-AR-009-0200

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$929,467	$0	$0	$1,056,304	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$334,184	$0	$0	$342,942	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)  Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $334,184 and $342,942, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  February 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: February 7, 2022

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  February 7, 2022